U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	September 30, 2023 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Taxable Obligations - 13.12% of net assets applicable to common shareholders, total cost of $9,798,000
$9,798,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$9,549,895

Puerto Rico FNMA Taxable - 7.05% of net assets applicable to common shareholders, total cost of $5,844,357
$683,884				FNMA Pool AP1207	3.50%	02/01/43	$606,447
1,290,980				FNMA Pool AR5155	3.50%	04/01/43	1,143,781
1,205,361				FNMA Pool AV7070	3.00%	06/01/45	1,019,054
176,506				FNMA Pool 850032	5.50%	05/01/36	174,942
$2,477,155				FNMA Pool AR5162	3.50%	05/01/43	$2,186,979

$5,833,886	B						$5,131,203

US Municipals - 93.38% of net assets applicable to common shareholders, total cost of $80,453,816, Continued
$630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$712,367
1,000,000	C			Atlanta & Fulton County	5.10%	12/01/47	938,779
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,160,540
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,172,204
1,000,000		E		California State General Obligation	7.35%	11/01/39	1,138,677
700,000	C	E		California State General Obligation	7.55%	04/01/39	823,621
1,000,000	C		D	California Statewide Communities Development Authoriy	4.82%	08/01/45	761,660
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	1,813,128
1,000,000	C			Chicago O’Hare International Airport	4.57%	01/01/54	857,375
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	772,922
250,000	C		D	Chicago Transit Authority	3.91%	12/01/40	202,072
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,080,838
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,297,773
1,685,000	C	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	1,723,307
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,065,261
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	729,271
1,000,000	C			Golden State Tobacco	3.12%	06/01/38	733,419
1,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,289,559
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,024,357
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	195,277
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	237,744
660,000	C	E		Los Angeles California Department of Water and Power	5.72%	07/01/39	659,470
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	363,177
955,000	C	E		Los Angeles California Dpt of ARPTS	6.58%	05/15/39	1,004,915
1,000,000	C			Louisiana Local Government Environmental Facilities	2.59%	02/01/43	619,166
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	830,808
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	1,961,213
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	333,496
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	128,225
500,000	C			Maryland St Stadium Auth	3.71%	03/01/39	404,311
2,000,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,311,178
1,120,000	C	E		Metropolitan Transportation Authority	6.81%	11/15/40	1,153,784
1,000,000	C			Metropolitan Transportation Authority	5.18%	11/15/49	859,463
1,500,000	C			Michigan State University	4.50%	08/15/48	1,334,577
2,203,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,156,003
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,686,012
600,000	C		D	New Jersey State Education	3.84%	09/01/36	492,015

US Municipals - 93.38% of net assets applicable to common shareholders, total cost of $80,453,816, Concluded
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,026,485
1,055,000	C			New York City Industrial Development Agency	6.03%	01/01/46	1,018,102
1,710,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	1,833,236
910,000	C	E		New York City Transitional Finance Authority	5.77%	08/01/36	915,571
1,000,000	C	E		New York City Transitional Finance Authority	5.51%	08/01/37	982,406
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	830,025
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	879,345
1,620,000	C	E	D	New York Urban Development Corp.	5.77%	03/15/39	1,622,598
1,000,000	C			New York State Thruway Authority	3.50%	01/01/42	767,370
750,000	C			Nashville & Davidson Cnty Met Govt Sport Stadium	5.60%	07/01/56	730,060
1,000,000		E		North Las Vegas General Obligation	6.57%	06/01/40	1,057,682
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,125,989
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,094,675
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	476,067
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,170,938
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,380,050
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,241,763
1,200,000	C		D	Port of Portland	4.06%	07/01/39	975,649
865,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	937,260
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,791,178
1,160,000	C	E	D	Sacramento Municipal Utility District	6.16%	05/15/36	1,206,038
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,364,872
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	605,944
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	622,173
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,291,589
1,785,000	C	E	D	University of California	5.95%	05/15/45	1,813,639
1,070,000	C	E	D	Utah Transit Authority	5.94%	06/15/39	1,095,379
240,000				Winsconsin Center	4.17%	12/15/50	179,752
1,845,000	C	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	1,902,219

$70,328,000							$67,966,017

US Municipals Zero Coupon - 1.37% of net assets applicable to common shareholders, total cost of $938,400
$1,595,000		C		Alameda Corridor Transportation Authority	0.00%	10/01/31	$995,583

Total investments (114.92% of net assets)							$83,642,698
Other assets less liabilities (-14.92% of net assets)							(10,860,190)

Net assets applicable to common shareholders - 100%							$72,782,508

Purchased				Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation
Futures Contracts - total cost of $3,935,520
16 Contracts				Ultra Long Term U.S. Treasury Bond Futures	12/19/23	$3,803,002	$132,519

The underlying notional amount at value of futures purchased is 5.23% of net assets applicable to common shareholders

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substatially less than the original maturity.

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.